FAIR VALUE MEASUREMENTS - Financial and Non-Financial Assets and Liabilities (Details) - Recurring $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investments in common stock	$ 2,763	$ 9,868
Investment in warrants - Designated as investment measured at FVTPL	164	591
Investment in convertible loan-AFS	281	268
Investment in convertible loan-Designated as investment measured at FVTPL	482	5,576
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investments in common stock	2,763	9,868
Investment in warrants - Designated as investment measured at FVTPL	0	0
Investment in convertible loan-AFS	0	0
Investment in convertible loan-Designated as investment measured at FVTPL	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investments in common stock	0	0
Investment in warrants - Designated as investment measured at FVTPL	164	591
Investment in convertible loan-AFS	0	0
Investment in convertible loan-Designated as investment measured at FVTPL	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investments in common stock	0	0
Investment in warrants - Designated as investment measured at FVTPL	0	0
Investment in convertible loan-AFS	281	268
Investment in convertible loan-Designated as investment measured at FVTPL	$ 482	$ 5,576
Level 3 | Discount rate | Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in convertible loan using measurement alternative, measurement input	20	20
Level 3 | Discount rate | Median
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in convertible loan using measurement alternative, measurement input	20	20